Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on: TSR(4) ($)	Net Loss ($)
2025	3,344,728	2,621,581	1,291,164	1,056,332	17.32	(34,257,370)
2024	881,220	751,884	437,972	399,531	28.94	(12,349,724)
(1)	Greg Duncan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented were R. Michael Gendreau and Angela Walsh.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Less Grant Date Fair Value of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table for the applicable year.
(4)	Assumes $100 was invested in the Company for the period starting December 29, 2023, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Year	Summary Compensation Table Total for PEO ($)	Less Grant Date Fair Value of Stock Awards for PEO ($)	Equity Award Adjustments for PEO(1) ($)	Compensation Actually Paid to PEO ($)
2025	3,344,728	2,400,598	1,677,451	2,621,581
2024	881,220	39,138	(90,198)	751,884

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Grant Date Fair Value of Stock Awards for Non-PEO NEOs ($)	Equity Award Adjustments for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,291,164	779,412	544,580	1,056,332
2024	437,972	21,383	(17,058)	399,531

(1)	The amounts in Equity Award Adjustments column in the tables above include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. During the periods presented, we did not sponsor a pension plan, pay dividends or have any other earnings paid on equity awards prior to the applicable vesting date. The amounts deducted or added in calculating the equity award adjustments are set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	1,652,699	—	—	24,752	—	1,677,451
2024	11,708	(60,221)	—	(41,685)	—	(90,198)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Equity Award Adjustments for Non-PEO NEOs ($)
2025	535,722	—	—	8,858	—	544,580
2024	6,397	(13,236)	—	(10,219)	—	(17,058)

Named Executive Officers, Footnote
(1)	Greg Duncan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented were R. Michael Gendreau and Angela Walsh.

PEO Total Compensation Amount	$ 3,344,728	$ 881,220
PEO Actually Paid Compensation Amount	$ 2,621,581	751,884
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Less Grant Date Fair Value of Stock Awards for PEO ($)	Equity Award Adjustments for PEO(1) ($)	Compensation Actually Paid to PEO ($)
2025	3,344,728	2,400,598	1,677,451	2,621,581
2024	881,220	39,138	(90,198)	751,884

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	1,652,699	—	—	24,752	—	1,677,451
2024	11,708	(60,221)	—	(41,685)	—	(90,198)

Non-PEO NEO Average Total Compensation Amount	$ 1,291,164	437,972
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,056,332	399,531
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Grant Date Fair Value of Stock Awards for Non-PEO NEOs ($)	Equity Award Adjustments for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,291,164	779,412	544,580	1,056,332
2024	437,972	21,383	(17,058)	399,531

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Equity Award Adjustments for Non-PEO NEOs ($)
2025	535,722	—	—	8,858	—	544,580
2024	6,397	(13,236)	—	(10,219)	—	(17,058)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (“CAP”) and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and the cumulative TSR over the two most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net loss during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 17.32	28.94
Net Income (Loss)	$ (34,257,370)	(12,349,724)
PEO Name	Greg Duncan
Equity Awards Adjustments, Footnote

(1)	The amounts in Equity Award Adjustments column in the tables above include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. During the periods presented, we did not sponsor a pension plan, pay dividends or have any other earnings paid on equity awards prior to the applicable vesting date. The amounts deducted or added in calculating the equity award adjustments are set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	1,652,699	—	—	24,752	—	1,677,451
2024	11,708	(60,221)	—	(41,685)	—	(90,198)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Equity Award Adjustments for Non-PEO NEOs ($)
2025	535,722	—	—	8,858	—	544,580
2024	6,397	(13,236)	—	(10,219)	—	(17,058)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,400,598)	(39,138)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,677,451	(90,198)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,652,699	11,708
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(60,221)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,752	(41,685)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,412)	(21,383)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,580	(17,058)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,722	6,397
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,236)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,858	$ (10,219)